Equity - Schedule of Warrants and Share Options (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee [Member]
Number of Options Outstanding - Beginning of Period	28,548	21,463
Number of Options Granted	328,698	8,599
Number of Options Forfeited	(20,861)	(1,514)
Number of Options Exercised	(153)
Number of Options Outstanding - End of Period	336,232	28,548
Number of Options Exercisable at the End of the Period	51,275	13,792
Weighted Average Exercise Price Outstanding - Beginning of Period	$ 752.5	$ 1,002.5
Weighted Average Exercise Price Granted	4.57	132.5
Weighted Average Exercise Price Forfeited	689.47	767
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding - End of Period	$ 25.48	$ 752.5
Weighted Average Exercise Price Exercisable at the End of the Period	145.35	1,159.25
Non Employee [Member]
Number of Options Outstanding - Beginning of Period	5,372	5,597
Number of Options Granted
Number of Options Forfeited	(3,722)	(225)
Number of Options Exercised	(147)
Number of Options Outstanding - End of Period	1,503	5,372
Number of Options Exercisable at the End of the Period	1,485	5,356
Weighted Average Exercise Price Outstanding - Beginning of Period	$ 1,134.25	$ 1,120
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Forfeited	1,278.55	766.75
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding - End of Period	$ 890.42	$ 1,134.25
Weighted Average Exercise Price Exercisable at the End of the Period	886.28	1,134